Fair Value Measurements - Schedule of Fair Value Assumptions (Details)	Dec. 31, 2020 $ / shares	Jul. 28, 2020 $ / shares
Measurement Input, Price Volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.253	0.161
Measurement Input, Share Price
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.26	9.59
Measurement Input, Expected Term
Class of Warrant or Right [Line Items]
Term of warrants	5 years 5 months 1 day	6 years
Measurement Input, Risk Free Interest Rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0042	0.0035
Measurement Input, Expected Dividend Rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0